Stock Based Compensation Plans: (Tables)	3 Months Ended
Mar. 31, 2018
Stock Based Compensation Plans: (Tables) [Abstract]
Share option transactions

Stock option transactions for the three months ended March 31, 2018 and 2017 are as follows:

	2018		2017
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Options outstanding - beginning of period	5,091,565	$ 3.13	3,357,000	$ 2.84
Options granted	-	-	5,152,500	3.16
Options exercised	-	-	(137,500)	2.89
Options expired	(237,000)	3.70	(1,469,500)	2.89
Options outstanding - end of period	4,854,565	$ 3.10	6,902,500	$ 3.07

Options exercisable - end of period	4,279,568	$ 3.10	5,877,502	$ 3.05

Options outstanding and exercisable

The following table relates to stock options at March 31, 2018:

	Outstanding Options				Exercisable Options
Exercise Price	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)	Number	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term (Years)
$1.92	444,922	$1.92	$ 302,547	3.19	444,922	$1.92	$ 302,547	3.19
$2.69	125,000	$2.69	-	9.08	62,500	$2.69	-	9.08
$3.00	250,000	$3.00	-	0.20	250,000	$3.00	-	0.20
$3.15	3,544,643	$3.15	-	8.88	3,032,146	$3.15	-	8.88
$3.91	180,000	$3.91	-	7.25	180,000	$3.91	-	7.25
$4.02	310,000	$4.02	-	6.32	310,000	$4.02	-	6.32
$1.92 - $4.02	4,854,565	$3.10	$ 302,547	7.69	4,279,568	$3.10	$ 302,547	7.53

Weighted Average Assumptions

The weighted average fair value of the options granted in the first three months of 2017 was calculated at $1.05. The fair value of options granted was determined using the Black-Scholes model based on the following weighted average assumptions:

2017
Risk free interest rate	1.22%
Expected term	2 years
Expected volatility	59%
Dividend yield	nil